Fair value estimate - Assets and liabilities measured and recognized at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value estimate
Financial assets	$ 17,193	$ 13,727
Financial liabilities	25,971	23,459
Transfers from level 1 to 2 assets	0
Transfers from level 2 to 1 assets	0
Transfers from level 1 to 2 liabilities	0
Transfers from level 2 to 1 liabilities	0
Transfers in to level 3	0
Transfers out of level 3	0
Fair value measurement
Fair value estimate
Financial assets	2,101	1,342
Financial liabilities	3,510	2,387
Fair value measurement | Short-term investments
Fair value estimate
Financial assets	826	32
Fair value measurement | Derivative financial instruments
Fair value estimate
Financial assets	472	431
Fair value measurement | Accounts receivable
Fair value estimate
Financial assets	77	(108)
Fair value measurement | Investments in equity securities
Fair value estimate
Financial assets	726	987
Derivative financial instruments | Fair value measurement
Fair value estimate
Financial liabilities	401	814
Participative stockholders' debentures | Fair value measurement
Fair value estimate
Financial liabilities	2,584	1,407
Financial guarantees | Fair value measurement
Fair value estimate
Financial liabilities	525	166
Level 1 | Fair value measurement
Fair value estimate
Financial assets	1,552	1,019
Level 1 | Fair value measurement | Short-term investments
Fair value estimate
Financial assets	826	32
Level 1 | Fair value measurement | Investments in equity securities
Fair value estimate
Financial assets	726	987
Level 2 | Fair value measurement
Fair value estimate
Financial assets	525	28
Financial liabilities	3,390	2,209
Level 2 | Fair value measurement | Derivative financial instruments
Fair value estimate
Financial assets	448	136
Level 2 | Fair value measurement | Accounts receivable
Fair value estimate
Financial assets	77	(108)
Level 2 | Derivative financial instruments | Fair value measurement
Fair value estimate
Financial liabilities	281	636
Level 2 | Participative stockholders' debentures | Fair value measurement
Fair value estimate
Financial liabilities	2,584	1,407
Level 2 | Financial guarantees | Fair value measurement
Fair value estimate
Financial liabilities	525	166
Level 3 | Fair value measurement
Fair value estimate
Financial assets	24	295
Financial liabilities	120	178
Level 3 | Fair value measurement | Derivative financial instruments
Fair value estimate
Financial assets	24	295
Level 3 | Derivative financial instruments | Fair value measurement
Fair value estimate
Financial liabilities	$ 120	$ 178